Taxation (Details) $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2023 USD ($)
Taxation (Details) [Line Items]
Profit tax rates	16.50%	16.50%
Tax rate	8.25%
Income tax assessable profit	$ 2	$ 2
Percentage of equity interests		14.24%
Preferential Tax Rate		15.00%
Withholding income tax percentage		10.00%
China [Member]
Taxation (Details) [Line Items]
Percentage of equity interests		25.00%
Hong Kong [Member]
Taxation (Details) [Line Items]
Withholding income tax percentage		5.00%